Summary of Significant Accounting Policies (Details 3) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Carried at (amortized) cost:
Cash and cash equivalents	$ 8,546,582	$ 3,222,361
Trade accounts receivable	1,855,393	673,678
Short-term investments	1,997,792
Financial assets, fair value	12,399,767	3,896,093
Carried at (amortized) cost:
Capital lease - current portion
Financial liabilities fair value
Fair Value, Inputs, Level 1 [Member]
Carried at (amortized) cost:
Cash and cash equivalents	8,546,582	3,222,361
Trade accounts receivable	1,855,393	673,678
Short-term investments
Financial assets, fair value	10,401,975	3,896,093
Carried at (amortized) cost:
Capital lease - current portion
Financial liabilities fair value
Fair Value, Inputs, Level 2 [Member]
Carried at (amortized) cost:
Cash and cash equivalents
Trade accounts receivable
Short-term investments
Financial assets, fair value
Carried at (amortized) cost:
Capital lease - current portion
Financial liabilities fair value
Fair Value, Inputs, Level 3 [Member]
Carried at (amortized) cost:
Cash and cash equivalents
Trade accounts receivable
Short-term investments	1,997,792
Financial assets, fair value	1,992,792
Carried at (amortized) cost:
Capital lease - current portion
Financial liabilities fair value